Note 1 - Organization and Nature of Business	9 Months Ended
Aug. 31, 2012
Notes
Note 1 - Organization and Nature of Business

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Kolasco Corp. (the "Company" or “Kolasco”) was incorporated under the laws of the State of Nevada on December 28, 2010.  We are a development stage company. We are in the business of translation as well as interpretation. The company meets challenge of most demanding translation/interpretation project for various fields from business, economics, to science issues. All operating projects are customer tailored with four working languages: English, Spanish, Russian, and Ukrainian.